EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income (loss) attributable to Diversified Energy Company PLC	$ 758,018	$ (625,410)	$ (325,509)
Weighted average shares outstanding - basic (in shares)	47,165	42,204	39,677
Dilutive impact of potential shares (in shares)	349	0	0
Weighted average shares outstanding - diluted (in shares)	47,514	42,204	39,677
Earnings (loss) per share - basic (in dollar per share)	$ 16.07	$ (14.82)	$ (8.20)
Earnings (loss) per share - diluted (in dollar per share)	$ 15.95	$ (14.82)	$ (8.20)
Potentially dilutive shares (in shares)	54	767	325